Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events
The Company has evaluated subsequent events through the filing of this Annual Report on Form 10-K and determined that there have not been any events that have occurred that would require adjustments to disclosures in the consolidated financial statements except the following disclosures:
Stock Dividend
On January 4, 2021, the Company declared a quarterly stock dividend of 0.01349 shares of the Company’s common stock on each share of the Company’s outstanding common stock. The stock dividend was payable on January 15, 2021 to holders of record of the Company’s common stock at the close of business on January 11, 2021.
Michigan SHOP Transfer
During the first quarter of 2021, the Company completed the transfer of four properties to the buyer of its 11 Michigan properties sold in the fourth quarter of 2020. See Note 3 — Real Estate Investments, Net for additional information.
CARES Act Grants
On March 8, 2021, the Company received $5.1 million in grants from the CARES Act. Consistent with the Company’s policy on the accounting treatment of funds received through the CARES Act, these funds will be recorded as a reduction of property operating expenses to offset incurred COVID-19 costs. There can be no assurance that the program will be extended or any further amounts received.